Investments in associates and joint arrangements - Income statement (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income statement and statement of comprehensive income
Revenue	€ 43,809	€ 44,974	€ 43,666
Other expense	(568)	(4,281)	148
Operating profit/(loss)	5,097	4,099	(951)
(Loss)/profit before tax	4,400	795	(2,613)
(Loss)/profit from continuing operations	536	(455)	(7,644)
Safaricom Limited
Income statement and statement of comprehensive income
Revenue	2,083	2,310	2,140
Operating expenses	(1,030)	(1,122)	(1,078)
Depreciation and amortisation expense	(299)	(295)	(301)
Other expense	0
Operating profit/(loss)	754	893	761
Interest income	12	26	20
Interest expense	(27)	(18)	(1)
(Loss)/profit before tax	739	901	780
Income tax	(197)	(282)	(245)
(Loss)/profit from continuing operations	542	619	535
Vodafone Idea Limited
Income statement and statement of comprehensive income
Revenue	2,515	5,704	3,379
Operating expenses	(1,689)	(4,938)	(2,999)
Depreciation and amortisation expense	(1,255)	(2,426)	(1,364)
Other expense	(1,079)	(6,627)	(253)
Operating profit/(loss)	(1,508)	(8,287)	(1,237)
Interest income	24	147	56
Interest expense	(870)	(1,740)	(817)
(Loss)/profit before tax	(2,354)	(9,880)	(1,998)
Income tax	0		1
(Loss)/profit from continuing operations	(2,354)	(9,880)	(1,997)
VodafoneZiggo Group Holding B.V.
Income statement and statement of comprehensive income
Revenue	4,010	3,948	3,868
Operating expenses	(2,058)	(2,163)	(2,169)
Depreciation and amortisation expense	(1,658)	(1,528)	(2,012)
Other expense	25
Operating profit/(loss)	319	257	(313)
Interest income	0
Interest expense	(658)	(343)	(602)
(Loss)/profit before tax	(339)	(86)	(915)
Income tax	(125)	(42)	437
(Loss)/profit from continuing operations	(464)	(128)	(478)
INWIT S.p.A.
Income statement and statement of comprehensive income
Revenue	562
Operating expenses	(46)
Depreciation and amortisation expense	(398)
Other expense	0
Operating profit/(loss)	118
Interest income	0
Interest expense	(101)
(Loss)/profit before tax	17
Income tax	(7)
(Loss)/profit from continuing operations	10
TPG Telecom Limited
Income statement and statement of comprehensive income
Revenue	3,010	2,108	2,290
Operating expenses	(2,096)	(1,489)	(1,634)
Depreciation and amortisation expense	(769)	(508)	(494)
Other expense	0
Operating profit/(loss)	145	111	162
Interest income	1	4	3
Interest expense	(201)	(256)	(240)
(Loss)/profit before tax	(55)	(141)	(75)
Income tax	495
(Loss)/profit from continuing operations	440	(141)	(75)
Indus Towers Limited
Income statement and statement of comprehensive income
Revenue	2,421	2,365	2,227
Operating expenses	(1,247)	(1,336)	(1,438)
Depreciation and amortisation expense	(477)	(268)	(305)
Other expense	412	(592)
Operating profit/(loss)	1,109	169	484
Interest income	61	32	11
Interest expense	(194)	(196)	(79)
(Loss)/profit before tax	976	5	416
Income tax	(168)	39	(238)
(Loss)/profit from continuing operations	€ 808	€ 44	€ 178